Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 7,439	$ 5,853	$ 13,657
Increase relating to current year tax positions	10,074	1,789
Decrease relating to settlements with tax authorities			(8,055)
Decrease relating to expiration of applicable statutes of limitation	(2,205)	(489)	(170)
Foreign currency translation adjustments	28	286	421
Balance at end of year	$ 15,336	$ 7,439	$ 5,853